Eaton Vance

Oregon Municipal Income Fund

May 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.4%
Oregon, Bond Bank Revenue, 5.00%, 1/1/32	$955	$1,167,287
Oregon, Bond Bank Revenue, 5.00%, 1/1/33	610	744,115

		$1,911,402

Education — 3.5%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$550,130
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,045,720
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,007,480
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	573,545
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	569,035
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/45	1,000	1,096,660

		$4,842,570

Electric Utilities — 5.5%
Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/32(1)	$500	$620,565
Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/34(1)	500	610,985
Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/36(1)	500	603,935
Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/39(1)	1,300	1,556,490
Eugene, Electric Utility System Revenue, 4.00%, 8/1/45(2)	1,500	1,784,790
Eugene, Electric Utility System Revenue, 5.00%, 8/1/47	2,000	2,436,000

		$7,612,765

Escrowed/Prerefunded — 5.5%
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	$2,000	$2,144,100
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 4.75%, 7/1/32	250	250,887
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.00%, 7/1/29	250	250,940
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.125%, 7/1/41	1,630	1,636,292
Pendleton School District No. 16R, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	1,000	1,189,740
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,216,580

		$7,688,539

General Obligations — 45.3%
Astoria School District No. 1C, Clatsop County, 5.00%, 6/15/37	$1,380	$1,779,303
Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	507,480
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,181,250
Corvallis School District No. 509J, Benton and Linn Counties, 5.00%, (0.00% prior to 6/15/20), 6/15/27	1,280	1,649,690
David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,600,050

Security	Principal Amount (000’s omitted)	Value
Eugene School District No. 4J, Lane and Linn Counties, 4.00%, 6/15/35	$1,500	$1,807,575
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	525	642,437
Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,852,668
Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/31	200	161,546
Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/32	400	308,960
Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/33	500	368,705
Hermiston School District No. 8R, Umatilla County, 0.00%, 6/15/43	3,325	1,651,627
Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 4.00%, 6/15/36	1,250	1,524,737
Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/32	2,000	2,531,980
Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/37	1,605	1,995,111
Jackson County School District No. 6, Central Point, 0.00%, 6/15/42	610	319,335
Jackson County School District No. 6, Central Point, 0.00%, 6/15/45	1,000	464,330
Jackson County School District No. 6, Central Point, 4.00%, 6/15/38	1,385	1,649,812
Klamath County School District, 5.00%, 6/15/29	1,155	1,309,989
Lake Oswego, 4.00%, 12/1/31	1,000	1,199,390
Lake Oswego, 5.00%, 6/1/33	2,450	2,759,974
Medford, 5.00%, 7/15/32	545	618,199
Metro, 4.00%, 6/1/31	1,365	1,666,365
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,952,025
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/35	1,000	1,276,340
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/39	1,910	2,406,791
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/42	1,500	1,877,670
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,518,140
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	870	872,941
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,444,895
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,000	912,040
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	607,789
Portland Community College District, 5.00%, 6/15/32	795	975,998
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,286,426
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	195	195,571
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,746,165
Redmond, 5.00%, 6/1/28	605	709,514
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	441,720
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,936,748
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	889,210
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	1,053,903
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	930,331
Tigard-Tualatin School District No. 23J, Washington and Clackamas Counties, 5.00%, 6/15/40	2,500	3,231,525
Warrenton-Hammond School District No. 30, Clatsop County, 5.00%, 6/15/32	1,000	1,322,870
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	906,042
Winston-Dillard School District No. 116, 0.00%, 6/15/35	230	159,857
Winston-Dillard School District No. 116, 0.00%, 6/15/36	435	291,350
Winston-Dillard School District No. 116, 0.00%, 6/15/39	605	362,262

		$62,858,636

Security	Principal Amount (000’s omitted)	Value
Hospital — 7.3%
Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$350,281
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,335,220
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	271,240
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,673,175
Oregon Facilities Authority, (PeaceHealth), (LOC: U.S. Bank, N.A.), 0.06%, 8/1/34(3)	1,725	1,725,000
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,181,470
Salem Hospital Facility Authority, (Salem Health), 5.00%, 5/15/44	3,000	3,550,080

		$10,086,466

Housing — 2.5%
Oregon Housing and Community Services Department, (AMT), 3.45%, 1/1/33	$1,505	$1,609,763
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	1,790	1,792,506

		$3,402,269

Industrial Development Revenue — 0.8%
Gilliam County, Solid Waste Revenue, (AMT), 2.40% to 5/2/22 (Put Date), 8/1/25	$1,175	$1,181,580

		$1,181,580

Insured-Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,048,250
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,723,154

		$3,771,404

Insured-General Obligations — 6.2%
Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,536,440
Newport, (AGC), 0.00%, 6/1/28	1,000	903,290
Newport, (AGC), 0.00%, 6/1/29	1,225	1,079,531
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	1,027,709

		$8,546,970

Insured-Hospital — 2.9%
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,023,490
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,055	1,024,447

		$4,047,937

Insured-Special Tax Revenue — 0.8%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,015	$1,111,141

		$1,111,141

Other Revenue — 3.0%
Metro, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$273,564
Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/25	2,000	2,353,900
Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/33	1,280	1,597,504

		$4,224,968

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.3%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$422,014
Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	762,892
Salem Hospital Facility Authority, (Capital Manor), 5.00%, 5/15/33	550	564,503

		$1,749,409

Special Tax Revenue — 1.3%
Tri-County Metropolitan Transportation District, Payroll Tax Revenue, 5.00%, 9/1/38	$1,500	$1,869,060

		$1,869,060

Transportation — 2.9%
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,358,499
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,145,720
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/35	1,300	1,540,370

		$4,044,589

Water and Sewer — 1.9%
Clackamas River Water, 5.00%, 11/1/29	$100	$120,072
Grants Pass, Wastewater Revenue, 4.00%, 12/1/36	1,160	1,339,116
Grants Pass, Wastewater Revenue, 4.00%, 12/1/37	1,000	1,150,270

		$2,609,458

Total Tax-Exempt Municipal Securities — 94.8% (identified cost $121,231,251)		$131,559,163

Taxable Municipal Securities — 1.4%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 1.0%
Eugene, Electric Utility System Revenue, 2.777%, 8/1/37(2)	$625	$627,338
Eugene, Electric Utility System Revenue, 2.827%, 8/1/38(2)	650	652,795

		$1,280,133

Water and Sewer — 0.4%
Eugene, Water Utility System Revenue, 3.123%, 8/1/40(2)	$570	$571,009

		$571,009

Total Taxable Municipal Securities — 1.4% (identified cost $1,845,000)		$1,851,142

Total Investments — 96.2% (identified cost $123,076,251)		$133,410,305

Other Assets, Less Liabilities — 3.8%		$5,315,127

Net Assets — 100.0%		$138,725,432

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2020, 13.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 8.5% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2020, the aggregate value of these securities is $3,391,975 or 2.4% of the Fund’s net assets.

(2)	When-issued security.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2020.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at May 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$131,559,163	$—	$131,559,163
Taxable Municipal Securities	—	1,851,142	—	1,851,142
Total Investments	$—	$133,410,305	$—	$133,410,305

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.